Share Capital - Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units [Member]
Statement Line Items [Line Items]
Number of restricted stock shares issued	102,334	114,668	334,087